SEGMENTED INFORMATION - Income (loss) from discontinued operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
Discontinued Operations
Revenue	$ 1,855	$ 0	$ 8,973	$ 0
Expenses
Operating expenses	(3,898)		(5,352)
Other income
Income from discontinued operations, net of taxes	1,011		1,782
Closed Mines services
Discontinued Operations
Revenue	6,582		7,972
Expenses
Operating expenses	(5,715)		(6,273)
Other income
Finance fees	144		83
Income from discontinued operations, net of taxes	$ 1,011		$ 1,782